FIXED ASSETS, SOFTWARE DEVELOPMENT COSTS, AND INTANGIBLE ASSET (Tables)	12 Months Ended
Dec. 31, 2024
Property, Plant and Equipment [Abstract]
SCHEDULE OF FIXED ASSETS

Fixed assets consisted of the following as of December 31, 2024 and 2023:

	December 31,	December 31,
	2024	2023
At Cost:
Equipment	$125,546	$125,546
Furniture and fixtures	26,339	26,339
Leasehold improvements	62,721	62,721
Capital lease	23,004	23,004
Software	13,500	13,500
	251,110	251,110

Less: Accumulated depreciation
Equipment	121,869	107,977
Furniture and fixtures	19,396	24,446
Leasehold improvements	62,721	62,721
Capital lease	19,897	19,897
Software	6,906	2,407
Less: Accumulated depreciation	230,789	217,448

	$20,321	$33,662

SCHEDULE OF SOFTWARE DEVELOPMENT COSTS	Software development costs consisted of the following as of December 31, 2024 and 2023:
	December 31,	December 31,
	2024	2023
At Cost:
Software development cost	4,151,981	3,703,981

SCHEDULE OF INTANGIBLE ASSETS

Intangible assets consisted of the following as of December 31, 2024 and 2023:

	December 31,	December 31,
	2024	2023
At Cost:
Contractual relationship	$66,361	$66,361
Implementation	28,099	28,099
Software	100,000	100,000
	194,460	194,460
Less: Accumulated amortization
Contractual relationship	66,361	66,361
Implementation	28,099	28,099
Software	75,000	58,333
	169,460	152,793

	$25,000	$41,667